ADDITIONAL INFORMATION-FINANCIAL STATEMENT (Schedule of Parent Company Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 86,960	$ 60,117	$ 59,652	$ 73,634
Other current assets	30,904	7,319
Total current assets	342,618	249,876
Non-current assets
TOTAL ASSETS	531,601	395,597
Current liabilities:
Accrued expenses and other current liabilities	10,744	4,863
Total liabilities	133,968	126,725
Equity
Ordinary Shares ($0.001 par value; 900,000,000 shares authorized in 2014 and 2015; 127,662,057 shares and 127,662,057 shares issued as of December 31, 2014 and 2015, respectively; 119,942,413 shares and 124,395,645 shares outstanding as of December 31, 2014 and 2015, respectively)	128	128
Additional paid-in capital	317,414	323,167
Treasury stock (7,719,644 and 3,266,412 shares as of December 31, 2014 and 2015, respectively)	(3,778)	(9,236)
Accumulated deficits	49,876	(99,138)
Accumulated other comprehensive income	22,928	33,815
Total equity	397,633	268,872	291,343	239,435
TOTAL LIABILITIES AND EQUITY	531,601	395,597
Parent Company [Member]
Current assets:
Cash and cash equivalents	332	2,029	14	196
Amount due from subsidiaries	179,619	178,347
Other current assets	1,369	556
Total current assets	181,320	180,932
Non-current assets
Investments in subsidiaries	205,501	71,023
TOTAL ASSETS	$ 386,821	251,955
Current liabilities:
Amount due to subsidiaries		3,135
Accrued expenses and other current liabilities	$ 253	84
Total liabilities	253	3,219
Equity
Ordinary Shares ($0.001 par value; 900,000,000 shares authorized in 2014 and 2015; 127,662,057 shares and 127,662,057 shares issued as of December 31, 2014 and 2015, respectively; 119,942,413 shares and 124,395,645 shares outstanding as of December 31, 2014 and 2015, respectively)	128	128
Additional paid-in capital	317,414	323,167
Treasury stock (7,719,644 and 3,266,412 shares as of December 31, 2014 and 2015, respectively)	(3,778)	(9,236)
Accumulated deficits	49,876	(99,138)
Accumulated other comprehensive income	22,928	33,815
Total equity	386,568	248,736	$ 270,966	$ 241,876
TOTAL LIABILITIES AND EQUITY	$ 386,821	$ 251,955